NEW PERSPECTIVE FUND, INC.
         333 South Hope Street, Los Angeles, California  90071
                           (213) 486-9200


December 4, 1998

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  New Perspective Fund, Inc.
     File Nos. 811-2333 and 2-47749

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes were made to the form of Prospectus and Statement of Additional Information since the electronic filiing on November 27, 1998 of Registrant's Post-Effective Amendment No. 49 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940.

    Sincerely,
    Vincent P. Corti
    Secretary

Attachments

cc:  Mr. Frank Dalton
     Mr. Bric Barrientos
     (Division of Investment Management)